Loss (Earnings) Per Share - Summary of Basic and Diluted (Loss) Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Denominator:
Weighted average number of ordinary shares outstanding	729,012,665	729,012,665	726,018,244	613,673,576
Denominator:
Weighted average number of ordinary shares outstanding	729,012,665	729,012,665	726,018,244	613,673,576
Denominator used for (loss) earnings per share	732,581,960	732,581,960	729,015,250	613,673,576
Class A
Numerator:
Allocation of net (loss) income available to ordinary shareholders	¥ 330,166	$ 47,870	¥ 153,692	¥ (105,403)
Denominator:
Weighted average number of ordinary shares outstanding	369,374,205	369,374,205	352,642,396	228,284,218
(Loss) Earnings per share-basic | (per share)	¥ 0.89	$ 0.13	¥ 0.44	¥ (0.46)
Numerator:
Allocation of net (loss) income available to ordinary shareholders	¥ 330,166	$ 47,870	¥ 153,692	¥ (105,403)
Reallocation of net (loss) income available to ordinary shares as a result of conversion of Class B to Class A ordinary shares	321,464	46,607	162,728	(177,942)
Net (loss) income available to ordinary shareholders	¥ 651,630	$ 94,477	¥ 316,420	¥ (283,345)
Denominator:
Weighted average number of ordinary shares outstanding	369,374,205	369,374,205	352,642,396	228,284,218
Share-based awards	3,569,295	3,569,295	1,705,149
Conversion of Class B including potential ordinary shares to Class A ordinary share	359,638,460	359,638,460	374,667,705	385,389,358
Denominator used for (loss) earnings per share	732,581,960	732,581,960	729,015,250	613,673,576
(Loss) Earnings per share-diluted | (per share)	¥ 0.89	$ 0.13	¥ 0.43	¥ (0.46)
Class B
Numerator:
Allocation of net (loss) income available to ordinary shareholders	¥ 321,464	$ 46,607	¥ 162,728	¥ (177,942)
Denominator:
Weighted average number of ordinary shares outstanding	359,638,460	359,638,460	373,375,848	385,389,358
(Loss) Earnings per share-basic | (per share)	¥ 0.89	$ 0.13	¥ 0.44	¥ (0.46)
Numerator:
Allocation of net (loss) income available to ordinary shareholders	¥ 321,464	$ 46,607	¥ 162,728	¥ (177,942)
Reallocation of net (loss) income to Class B ordinary shares	(1,566)	(227)	(108)
Net (loss) income available to ordinary shareholders	¥ 319,898	$ 46,380	¥ 162,620	¥ (177,942)
Denominator:
Weighted average number of ordinary shares outstanding	359,638,460	359,638,460	373,375,848	385,389,358
Share-based awards			1,291,857
Denominator used for (loss) earnings per share	359,638,460	359,638,460	374,667,705	385,389,358
(Loss) Earnings per share-diluted | (per share)	¥ 0.89	$ 0.13	¥ 0.43	¥ (0.46)